UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     October 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $27,726 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109      166    80200 SH       SOLE                        0        0    80200
BOSTON PRIVATE FINL HLDGS IN   COM              101119105       65    10000 SH       SOLE                        0        0    10000
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      323    20410 SH       SOLE                        0        0    20410
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104      126    29400 SH       SOLE                        0        0    29400
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      506    11223 SH       SOLE                        0        0    11223
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      610    14333 SH       SOLE                        0        0    14333
GOLDMAN SACHS GROUP INC        COM              38141G104    18667   101261 SH       SOLE                        0        0   101261
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107      371     9500 SH       SOLE                        0        0     9500
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      714    24056 SH       SOLE                        0        0    24056
ISHARES TR INDEX               S&P 500 INDEX    464287200     1486    14020 SH       SOLE                        0        0    14020
ISHARES TR INDEX               MSCI EAFE IDX    464287465      239     4374 SH       SOLE                        0        0     4374
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      521    26556 SH       SOLE                        0        0    26556
SPDR TR                        UNIT SER 1       78462F103      351     3320 SH       SOLE                        0        0     3320
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105      565    30133 SH       SOLE                        0        0    30133
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      496    14286 SH       SOLE                        0        0    14286
UNITEDHEALTH GROUP INC         COM              91324P102      361    14400 SH       SOLE                        0        0    14400
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1140    29590 SH       SOLE                        0        0    29590
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1019    29720 SH       SOLE                        0        0    29720